Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
(4)	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
VAT-input deductible	1,340,830	19,317
Income tax refundable	29,529	131,078
Advances to employees	253,608	14,396
Other current assets	4,347,006	2,964,809
Total prepaid expenses and other current assets	5,970,973	3,129,600

Other current assets primarily consist of advances to suppliers for deposits, prepaid rent expenses, advertising fee and prepaid cost for research-based learning services.